Derivative Instruments and Hedging Activities (Details) € in Millions, ₪ in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 ILS (₪)	Sep. 30, 2023 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 57.2		$ 57.2
Gain (loss) on derivative instrument	$ 1.3	$ 2.9	$ 2.6	$ 6.0
Designated as Hedging Instrument [Member] | Conversion to NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | ₪					₪ 51.6
Designated as Hedging Instrument [Member] | Conversion to Euro [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | €						€ 20.0